Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(
9
)
Income
Taxes

The Tax Cuts and Jobs Act (the "
TCJ Act"), enacted on
December 22, 2017,
reduced the U.S. federal corporate tax rate to
21
percent.
As a result of the enactment of the TCJ Act we have remeasured our deferred tax assets and liabilities based upon the new U.S. statutory federal income tax rate of
21%,
which is the tax rate at which these assets and liabilities are expected to reverse in the future. Notwithstanding the foregoing, we are still analyzing certain aspects of the new law and refining our calculations, which could affect the measurement of these assets and liabilities or give rise to new deferred tax amounts. Nonetheless, we recognized additional income tax expense of
$2,040,946
in the
fourth
quarter of
2017
related to the remeasurement of our deferred tax assets and liabilities.

The
components of income tax expense for the years ended
December 31
are as follows:

	20 1 7	20 16	20 15

Current Federal Expense	$3,943,495	$3,629,213	$3,162,367
Deferred Federal Expense	793,012	222,120	625,436
Deferred Tax Expense from Tax Rate Changes	2,040,946	-	-

Federal Income Tax Expense	6,777,453	3,851,333	3,787,803
Current State Income Tax Expense	-	-	-

Federal and State Income Tax Expense	$6,777,453	$3,851,333	$3,787,803

The
federal income tax expense of
$6,777,453
in
2017,
$3,851,333
in
2016
and
$3,787,803
in
2015
is different than the income taxes computed by applying the federal statutory rates to income before income taxes. The reasons for the differences are as follows:

	20 1 7	20 16	20 15

Statutory Federal Income Taxes	$4,954,199	$4,283,394	$4,134,570
Tax-Exempt Interest	(102,345)	(109,759)	(83,903)
Income from Cash Value Life Insurance, net of premiums	(198,730)	(182,532)	(232,988)
Meal and Entertainment Disallowance	14,354	16,813	21,600
Other	69,029	(156,583)	(51,476)
Tax Expense from Tax Rate Changes	2,040,946	-	-

Actual Federal Income Taxes	$6,777,453	$3,851,333	$3,787,803

Deferred
taxes, which are included in Other Assets, in the accompanying consolidated balance sheets as of
December 31
include the following:

	20 1 7	20 16

Deferred Tax Assets
Allowance for Loan Losses	$1,576,577	$3,033,920
Other Real Estate	304,813	688,162
Deferred Compensation	161,000	280,704
Investments	210,000	340,000
Goodwill	76,058	167,666
Other	237,591	379,304

	$2,566,039	4,889,756
Deferred Tax Liabilities
Premises and Equipment	(995,190)	(1,553,460)
Other	(2,585)	(4,185)

	(997,775)	(1,557,645)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	1,725,708	2,587,163

Net Deferred Tax Assets	$3,293,972	$5,919,274